Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

September 4, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File Nos.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on August 28, 2024.

If you have any questions regarding the foregoing, please contact the undersigned at rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust

Enclosures

Appendix A

Pacer Trendpilot US Large Cap ETF
Pacer Trendpilot US Mid Cap ETF
Pacer Trendpilot 100 ETF
Pacer Trendpilot European Index ETF
Pacer Trendpilot International ETF
Pacer Trendpilot US Bond ETF
Pacer Trendpilot Fund of Funds ETF
Pacer US Cash Cows 100 ETF
Pacer US Small Cap Cash Cows 100 ETF
Pacer Global Cash Cows Dividend ETF
Pacer Developed Markets International Cash Cows 100 ETF
Pacer Emerging Markets Cash Cows 100 ETF
Pacer US Large Cap Cash Cows Growth Leaders ETF
Pacer US Small Cap Cash Cows Growth Leaders ETF
Pacer US Cash Cows Growth ETF
Pacer Cash Cows Fund of Funds ETF
Pacer US Export Leaders ETF
Pacer International Export Leaders ETF
Pacer CSOP FTSE China A50 ETF
Pacer Hotel & Lodging Real Estate ETF
Pacer Apartments & Residential Real Estate ETF
Pacer Healthcare Real Estate ETF
Pacer Industrial Real Estate ETF
Pacer Autopilot Hedged European Index ETF
Pacer Data & Infrastructure Real Estate ETF
Pacer WealthShield ETF
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Pacer BioThreat Strategy ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Pacer Pacific Asset Floating Rate High Income ETF
Pacer Data and Digital Revolution ETF
Pacer Industrials and Logistics ETF